Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2015	Jun. 11, 2015	Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Oculus Innovative Sciences, Inc.
Entity Central Index Key	0001367083
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		15,046,080
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity public float			$ 20,116,830